RESERVES - MOVEMENTS OF OTHER COMPREHENSIVE INCOME OF THE GROUP (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($) [1]	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of movements of other comprehensive income [line items]
Beginning of the year	¥ 3,109,516,000
Addition due to fair value changes on available-for-sale investments	0	$ 0	¥ 242,588,000	¥ 0
Addition due to deferred liabilities related to fair value changes on available-for-sale investments	0	0	60,647,000	0
End of the year	3,188,161,000	$ 463,699	3,109,516,000
Accumulated other comprehensive income [member]
Disclosure of movements of other comprehensive income [line items]
Beginning of the year	181,941,000		0	0
Addition due to fair value changes on available-for-sale investments	0		242,588,000	0
Addition due to deferred liabilities related to fair value changes on available-for-sale investments	0		(60,647,000)	0
End of the year	¥ 181,941,000		¥ 181,941,000	¥ 0

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .